Quarterly Information (unaudited) (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012
Schedule Of Quarterly Financial Information [Line Items]
SARs settlement expense	$ 57	$ 57